INCOME TAXES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Current:
Federal
State
Current Income Tax Expense (Benefit)
Deferred:
Federal	(207,000)	(385,000)
State	(10,000)	(349,000)
Deferred Income Tax Expense (Benefit)	(217,000)	(734,000)
Change in Valuation Allowance	(217,000)	(734,000)
Income tax provision